(Check One): ☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	CUSIP NUMBER: 090911 10 8 SEC FILE NUMBER: 000-19627

For Period Ended: June 30, 2005
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

BIOLASE TECHNOLOGY, INC.

Full Name of registrant

Not applicable

Former Name if Applicable

981 Calle Amanecer

Address of Principal Executive Office

San Clemente, California 92673

City, State and Zip Code

PART II—RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report portion thereof, could not be filed within the prescribed time period.

The registrant has filed this Form 12b-25 to notify the Commission that it was unable to timely file its Form 10-Q for the quarter ended June 30, 2005 (the “Second Quarter Report”). The principal reasons for the delayed filing are: (1) The registrant was delayed in completing its 2004 fiscal year-end audit and preparation of its financial statements and annual report on Form 10-K for the year ended December 31, 2004 due to the need to restate certain historical financial statements and the length of time required for management to complete its review of internal control over financial reporting as required by Section 404 of the Sarbanes-Oxley Act of 2002. On July 19, 2005, the Company filed (a) its Form 10-K that included, in addition to its consolidated financial statements for the year ended December 31, 2004, restated consolidated financial statements as of December 31, 2003 and the two years then ended, and (b) amended Forms 10-Q for the fiscal quarters ended March 31, 2004, June 30, 2004 and September 30, 2004 that included restated financial statements for the prior comparative periods. (2) As previously announced on August 9, 2005, the Company has changed its independent registered public accounting firm and has engaged BDO Seidman, LLP to review and audit its financial statements for the quarters within and fiscal year ended December 31, 2005.

As previously announced in its August 9, 2005 press release, The Nasdaq Stock Market, Inc. has granted the Company an extension of time until September 30, 2005 in which to file the Second Quarter Report, as well as its Form 10-Q for the quarter ended March 31, 2005 and to otherwise meet all necessary listing standards, in order to maintain the continued listing of its common stock on the Nasdaq National Market.

The registrant plans to file the Second Quarter Report as soon as practicable and on or before September 30, 2005, but does not currently expect that such filing will occur on or before the fifth day following the required filing date as prescribed by Rule 12b-25 of the Exchange Act of 1934.

Safe Harbor Statement Under the Private Securities Litigation Reform Act of 1995: Except for the historical information contained herein, the matters set forth in this Form 12b-25, including the registrant’s expectations as to the filing date of its Second Quarter Report, may be deemed forward-looking statements within the meaning of the “safe harbor” provisions of the Private Securities Litigation Reform Act of 1995. These forward-looking statements speak only as of the date hereof and are subject to risks and uncertainties that may cause actual results to differ materially. These risks and uncertainties include, but are not limited to, the results and effect of the registrant’s review of its accounting matters, the potential delisting of the registrant’s common stock from the Nasdaq National Market, any potential SEC or Nasdaq inquiry with respect to the restatement of the registrant’s financial statements or its accounting practices, the ability of the registrant to file its periodic reports, the impact on the registrant’s business and the risks detailed from time to time in the registrant’s periodic reports filed with the SEC, including its annual report on Form 10-K for the period ended December 31, 2004. The registrant disclaims any intent or obligation to update or revise any forward looking statements.

PART IV— OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

John Hohener (Name)	949 (Area Code)	361-1200 (Telephone Number)

(2)	Have all other periodic reports under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☐ Yes ☒ No

Form 10-Q for fiscal quarter ended March 31, 2005 has not yet been filed.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

BIOLASE TECHNOLOGY, INC.

(Name of registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

August 18, 2005	By:	/s/ John W. Hohener
John Hohener Executive Vice President and Chief Financial Officer